Stock Options/Stock Based Compensation (Details) - Employee and Non Employee Stock Option [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Schedule of stock option activity
Options outstanding, Beginning balance	322,000
Granted, shares		499,000	499,000
Exercised, shares
Canceled/expired/forfeited, shares	196,000		177,000
Options outstanding, Ending balance	126,000		322,000
Option exercisable
Options outstanding, Beginning balance, Weighted Average Exercise Price Per Option	$ 2.05
Granted, Weighted Average Exercise Price Per Option			2.05
Exercised, Weighted Average Exercise Price Per Option
Canceled/expired/forfeited, Weighted Average Exercise Price Per Option
Options outstanding, Ending balance, Weighted Average Exercise Price Per Option	2.05		2.05
Options exercisable, Weighted Average Exercise Price Per Option